Schedule of Investments (unaudited) April 30, 2020	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 3.9%
Genmab A/S(a)	9,252	$2,224,479

France — 4.1%
Sanofi	23,940	2,338,694

Germany — 8.9%
BioNTech SE, ADR(a)	22,536	1,070,009
Merck KGaA	19,188	2,229,863
MorphoSys AG(a)	16,848	1,770,440

		5,070,312

Japan — 9.6%
Kyowa Kirin Co. Ltd.	100,800	2,373,539
Sumitomo Dainippon Pharma Co. Ltd.	77,700	1,088,461
Takeda Pharmaceutical Co. Ltd.	54,600	1,982,623

		5,444,623

Netherlands — 2.4%
ProQR Therapeutics NV(a)	22,248	109,683
uniQure NV(a)(b)	19,260	1,225,706

		1,335,389

Switzerland — 1.6%
CRISPR Therapeutics AG(a)(b)	18,936	931,651

United Kingdom — 0.8%
Orchard Therapeutics PLC, ADR(a)	42,372	477,109

United States — 68.5%
Adverum Biotechnologies Inc.(a)	30,744	364,316
Agenus Inc.(a)(b)	61,344	163,482
Allogene Therapeutics Inc.(a)	27,720	801,108
AnaptysBio Inc.(a)	14,076	219,867
Bluebird Bio Inc.(a)	27,828	1,499,373
Bridgebio Pharma Inc.(a)	40,248	1,228,771
Constellation Pharmaceuticals Inc.(a)	8,496	305,686
CytomX Therapeutics Inc.(a)	24,804	255,977
Editas Medicine Inc.(a)	28,908	668,353
Exelixis Inc.(a)	127,368	3,145,353
Fate Therapeutics Inc.(a)	42,120	1,153,246
FibroGen Inc.(a)	45,216	1,668,018
Gilead Sciences Inc.	32,976	2,769,984
Inovio Pharmaceuticals Inc.(a)(b)	56,376	678,203
Intellia Therapeutics Inc.(a)(b)	21,924	295,316
Invitae Corp.(a)	54,612	903,829
Iovance Biotherapeutics Inc.(a)	67,392	2,166,653
Karyopharm Therapeutics Inc.(a)	32,544	717,595

Security	Shares	Value

United States (continued)
Kura Oncology Inc.(a)	22,752	$331,042
Ligand Pharmaceuticals Inc.(a)	9,972	982,940
MacroGenics Inc.(a)	25,668	184,810
Mirati Therapeutics Inc.(a)	21,528	1,830,741
Moderna Inc.(a)	113,904	5,238,445
NanoString Technologies Inc.(a)	20,772	659,719
Precision BioSciences Inc.(a)	18,864	129,784
Provention Bio Inc.(a)(b)	19,008	217,452
Regeneron Pharmaceuticals Inc.(a)	5,940	3,123,727
Sangamo Therapeutics Inc.(a)	67,896	553,352
Sarepta Therapeutics Inc.(a)	20,196	2,380,705
Seattle Genetics Inc.(a)	18,828	2,583,766
Translate Bio Inc.(a)	22,140	284,278
Twist Bioscience Corp.(a)	10,944	357,978
Vir Biotechnology Inc.(a)	21,240	648,032
Voyager Therapeutics Inc.(a)	13,716	148,270
ZIOPHARM Oncology Inc.(a)	103,392	289,498

		38,949,669

Total Common Stocks — 99.8% (Cost: $53,677,126)		56,771,926

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	2,237,309	2,239,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	34,000	34,000

		2,273,770

Total Short-Term Investments — 4.0% (Cost: $2,271,788)		2,273,770

Total Investments in Securities — 103.8% (Cost: $55,948,914)		59,045,696

Other Assets, Less Liabilities — (3.8)%		(2,172,384)

Net Assets — 100.0%		$56,873,312

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,237,309	2,237,309	$2,239,770	$116,328	(b)	$(643)	$1,982
BlackRock Cash Funds: Treasury, SL Agency Shares	1,572,000	(1,538,000)	34,000	34,000	231		—	—

				$2,273,770	$116,559		$(643)	$1,982

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$56,771,926	$—	$—	$56,771,926
Money Market Funds	2,273,770	—	—	2,273,770

	$59,045,696	$—	$—	$59,045,696

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

2